Intangible Assets, Net - Amortization expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Definite Lived Intangible Assets By Major Class [Line Items]
Impairment of intangible assets		¥ 1,106	¥ 369
Amortization expenses	15,800	¥ 14,900	¥ 7,400
Estimated amortization expenses
2024	8,700
2025	5,000
2026	4,000
2027	1,800
2028	¥ 300